Derivative Contracts (Details) (FX Forward Contracts [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Buy Euro [Member]
Derivative [Line Items]
Notional Amount	$ 177.9
Buy Malaysian ringgit [Member]
Derivative [Line Items]
Notional Amount	28.4
Buy Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	1,596.0
Buy Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	131.6
Buy U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	182.1
Sell Euro [Member]
Derivative [Line Items]
Notional Amount	(45.3)
Sell Malaysian ringgit [Member]
Derivative [Line Items]
Notional Amount	0
Sell Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	(470.8)
Sell Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	(1.3)
Sell U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	(839.3)
2014 [Member] | Buy Euro [Member]
Derivative [Line Items]
Notional Amount	157.8
2014 [Member] | Buy Malaysian ringgit [Member]
Derivative [Line Items]
Notional Amount	28.4
2014 [Member] | Buy Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	1,269.7
2014 [Member] | Buy Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	113.5
2014 [Member] | Buy U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	182.1
2014 [Member] | Sell Euro [Member]
Derivative [Line Items]
Notional Amount	(45.3)
2014 [Member] | Sell Malaysian ringgit [Member]
Derivative [Line Items]
Notional Amount	0
2014 [Member] | Sell Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	(406.4)
2014 [Member] | Sell Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	(1.3)
2014 [Member] | Sell U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	(677.2)
2015 [Member] | Buy Euro [Member]
Derivative [Line Items]
Notional Amount	9.9
2015 [Member] | Buy Malaysian ringgit [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Buy Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	318.5
2015 [Member] | Buy Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	17.3
2015 [Member] | Buy U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Sell Euro [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Sell Malaysian ringgit [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Sell Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	(64.4)
2015 [Member] | Sell Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Sell U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	(136.3)
2016 [Member] | Buy Euro [Member]
Derivative [Line Items]
Notional Amount	10.2
2016 [Member] | Buy Malaysian ringgit [Member]
Derivative [Line Items]
Notional Amount	0
2016 [Member] | Buy Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	7.8
2016 [Member] | Buy Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	0.8
2016 [Member] | Buy U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	0
2016 [Member] | Sell Euro [Member]
Derivative [Line Items]
Notional Amount	0
2016 [Member] | Sell Malaysian ringgit [Member]
Derivative [Line Items]
Notional Amount	0
2016 [Member] | Sell Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	0
2016 [Member] | Sell Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	0
2016 [Member] | Sell U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	$ (25.8)